Derivative Instruments and Hedging Activities - Commitment of Cross Currency Swaps (Detail) In Thousands, unless otherwise specified		6 Months Ended																			6 Months Ended							6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 Cross Currency Swap One [Member] USD ($)	Jun. 30, 2013 Cross Currency Swap One [Member] NOK	Jun. 30, 2013 Cross Currency Swap Two [Member] USD ($)	Jun. 30, 2013 Cross Currency Swap Two [Member] NOK	Jun. 30, 2013 Cross Currency Swap Three [Member] USD ($)	Jun. 30, 2013 Cross Currency Swap Three [Member] NOK	Jun. 30, 2013 Cross Currency Swap Four [Member] USD ($)	Jun. 30, 2013 Cross Currency Swap Four [Member] NOK	Jun. 30, 2013 Cross Currency Swap Five [Member] USD ($)	Jun. 30, 2013 Cross Currency Swap Five [Member] NOK	Jun. 30, 2013 Cross Currency Swap Six [Member] USD ($)	Jun. 30, 2013 Cross Currency Swap Six [Member] NOK	Jun. 30, 2013 Fixed Rate Payable [Member] Cross Currency Swap One [Member]	Jun. 30, 2013 Fixed Rate Payable [Member] Cross Currency Swap Two [Member]	Jun. 30, 2013 Fixed Rate Payable [Member] Cross Currency Swap Three [Member]	Jun. 30, 2013 Fixed Rate Payable [Member] Cross Currency Swap Four [Member]	Jun. 30, 2013 Fixed Rate Payable [Member] Cross Currency Swap Five [Member]	Jun. 30, 2013 Fixed Rate Payable [Member] Cross Currency Swap Six [Member]	Jun. 30, 2013 Floating Rate Receivable [Member]	Jun. 30, 2013 Floating Rate Receivable [Member] Cross Currency Swap One [Member]	Jun. 30, 2013 Floating Rate Receivable [Member] Cross Currency Swap Two [Member]	Jun. 30, 2013 Floating Rate Receivable [Member] Cross Currency Swap Three [Member]	Jun. 30, 2013 Floating Rate Receivable [Member] Cross Currency Swap Four [Member]	Jun. 30, 2013 Floating Rate Receivable [Member] Cross Currency Swap Five [Member]	Jun. 30, 2013 Floating Rate Receivable [Member] Cross Currency Swap Six [Member]	Jun. 30, 2013 Floating Rate Payable [Member] USD ($)	Jun. 30, 2013 Floating Rate Payable [Member] Cross Currency Swap One [Member]
Derivative [Line Items]
Notional Amount		$ 34,721	211,500	$ 122,800	700,000	$ 89,710	500,000	$ 101,351	600,000	$ 125,000	700,000	$ 143,536	800,000														$ 200,000
Floating Rate Receivable and Payable Reference Rate																					NIBOR	NIBOR	NIBOR	NIBOR	NIBOR	NIBOR		LIBOR
Floating Rate Receivable and Payable Margin																					4.75%	4.75%	4.00%	5.75%	5.25%	4.75%		5.04%
Fixed Rate Payable														1.10%	5.52%	4.80%	7.49%	6.88%	5.93%	1.12%							2.14%
Fair Value/ Carrying Amount of Asset/ Liability	$ (40,963)	$ 120		$ (7,734)		$ (7,328)		$ (4,716)		$ (11,677)		$ (9,628)
Remaining Term (years)		4 months 24 days	4 months 24 days	2 years 3 months 18 days	2 years 3 months 18 days	2 years 7 months 6 days	2 years 7 months 6 days	3 years 7 months 6 days	3 years 7 months 6 days	3 years 9 months 18 days	3 years 9 months 18 days	4 years 7 months 6 days	4 years 7 months 6 days